Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	Aberdeen Funds
Central Index Key	dei_EntityCentralIndexKey	0001413594
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 02, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 02, 2012
Aberdeen Global Equity Fund (Prospectus Summary) | Aberdeen Global Equity Fund | Class A shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLLAX
Aberdeen Global Equity Fund (Prospectus Summary) | Aberdeen Global Equity Fund | Class C shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLLCX
Aberdeen Global Equity Fund (Prospectus Summary) | Aberdeen Global Equity Fund | Class R shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GWLRX
Aberdeen Global Equity Fund (Prospectus Summary) | Aberdeen Global Equity Fund | Institutional Class shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GWLIX
Aberdeen Global Equity Fund (Prospectus Summary) | Aberdeen Global Equity Fund | Institutional Service Class shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLLSX